Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

NOTE 17 — SEGMENT INFORMATION

We report our results of operations in the following reporting segments: Production & Automation Technologies and Drilling Technologies. Segment revenue and segment operating profit were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2018	2017	2018	2017
Segment revenue:
Production & Automation Technologies	$241,214	$199,454	$696,591	$578,429
Drilling Technologies	75,254	59,200	209,727	166,664

Total revenue	$316,468	$258,654	$906,318	$745,093

Income before income taxes:
Segment operating profit:
Production & Automation Technologies	$24,257	$8,403	$57,957	$26,247
Drilling Technologies	26,209	20,420	71,738	55,067

Total segment operating profit	50,466	28,823	129,695	81,314
Corporate expense and other (1)	6,664	1,818	16,274	6,838
Interest expense, net	10,584	79	16,813	199

Income before income taxes	$33,218	$26,926	$96,608	$74,277

(1)

Corporate expense includes costs not directly attributable or allocated to our reporting segments such as corporate executive management and other administrative functions, costs related to our Separation from Dover Corporation and the results attributable to our noncontrolling interest.

16. Segment Information

Historically the Company was part of the Dover Energy operating segment. As the Company is transitioning to a stand-alone company, the Company’s Chief Executive Officer, in his capacity as Chief Operating Decision Maker (“CODM”), evaluated how he views and measures the business performance. Based upon such evaluation, and effective during the fourth quarter of 2017, the Company determined it is organized into two operating segments, which are also its reportable segments, based on how the CODM analyzes performance, allocates capital and makes strategic and operational decisions. The CODM allocates resources to and evaluates the financial performance of each operating segment primarily based on revenues and segment earnings. The components of segment earnings were finalized in the fourth quarter 2017 in conjunction with the new segment structure to include the allocation of certain corporate expenses. The 2017, 2016 and 2015 segment results are presented on a comparable basis in accordance with the new segment structure. The segments were determined in accordance with FASB ASC Topic 280 — Segment Reporting and include i) Production & Automation Technologies and ii) Drilling Technologies. The segments are aligned around similar product applications serving Apergy’s key end markets, to enhance focus on end market strategies.

•

Production & Automation Technologies facilitates the efficient, safe and cost effective extraction of oil and gas. More specifically, Production & Automation Technologies designs, manufactures, markets and services a full range of artificial lift equipment, end-to-end digital automation solutions, as well as other production equipment. These products and technologies are all designed to lower production costs and optimize well efficiency for Apergy’s customers. Production & Automation Technologies’ products are sold under a collection of premier brands, which Apergy believes are recognized by customers as leaders in their market spaces, including Harbison-Fischer, Norris, Alberta Oil Tool, Oil Lift Technology, PCS Ferguson, Pro-Rod, Upco, Accelerated, Norriseal-Wellmark, Quartzdyne, Spirit, Theta, Timberline and Windrock.

•

Drilling Technologies provides highly specialized products used in drilling oil and gas wells. Drilling Technologies designs, manufactures and markets polycrystalline diamond cutters (“PDCs”) for use in oil and gas drill bits under the US Synthetic brand. Over 95% of its PDCs are custom designed to meet unique customer requirements and are finished to exact customer specification to ensure optimal performance. PDCs are utilized in both vertical and horizontal drilling and need to be replaced as they wear out during the drilling process.

Segment financial information and a reconciliation of segment results to combined results follows:

	Years Ended December 31,
	2017	2016	2015
Revenue:
Production & Automation Technologies	$781,938	$638,017	$912,383
Drilling Technologies	227,653	113,320	164,297

Total combined revenue	$1,009,591	$751,337	$1,076,680

Segment Income:
Segment operating profit (loss) (1):
Production & Automation Technologies (2)	$24,889	$(21,687)	$58,446
Drilling Technologies	74,317	8,397	26,819

Total segment operating profit (loss)	99,206	(13,290)	85,265
Corporate expense / other (3)	(10,852)	(7,395)	(9,436)
Net income attributable to noncontrolling interest	930	1,851	1,436

Income (Loss) before income taxes	$89,284	$(18,834)	$77,265

Depreciation and amortization:
Production & Automation Technologies (4)	$99,929	$99,607	$103,612
Drilling Technologies (5)	11,950	12,448	16,380

Combined total	$111,879	$112,055	$119,992

Restructuring charges:
Production & Automation Technologies	$6,921	$12,757	$18,750
Drilling Technologies	—	2,405	2,480

Combined total	$6,921	$15,162	$21,230

Capital expenditures:
Production & Automation Technologies	$18,517	$21,588	$19,272
Drilling Technologies	8,171	4,137	4,945

Combined total	$26,688	$25,725	$24,217

(1)

Segment operating profit (loss) includes certain corporate expenses that are allocated to the segments such as information technology, supply chain, and shared services based on direct benefit where identifiable or other methods which the Company believes to be a reasonable reflection of the utilization of services provided.

(2)	Segment operating profit (loss) for Production & Automation Technologies excludes the net income attributable to noncontrolling interest.
(3)	Corporate expenses include those costs not attributable to a particular business segment such as corporate executive management and other corporate administrative functions.
(4)

Depreciation and amortization expense for Production & Automation Technologies includes acquisition-related depreciation and amortization of $57,426, $60,025 and $63,217 for the years ended December 31, 2017, 2016 and 2015, respectively.

(5)

Depreciation and amortization expense for Drilling Technologies includes acquisition-related depreciation and amortization of $24, $115 and $3,010 for the years ended December 31, 2017, 2016 and 2015, respectively.

Total assets at December 31:	2017	2016
Production & Automation Technologies	$1,683,782	$1,659,711
Drilling Technologies	220,993	191,184

Combined total	$1,904,775	$1,850,895

Revenue classified by significant products and services were as follows:

	Years Ended December 31,
	2017	2016	2015
Revenue:
Artificial lift technologies	$601,412	$499,033	$693,311
Automation technologies	82,093	65,351	93,639
Other production equipment	103,564	75,182	126,870
Drilling technologies	227,653	113,320	164,297
Intercompany eliminations (5)	(5,131)	(1,549)	(1,437)

Combined total	$1,009,591	$751,337	$1,076,680

(5)	Intercompany eliminations for the years ended December 31, 2017, 2016 and 2015 relate principally between the product groups automation technologies and artificial lift technologies.

Information concerning principal geographic areas is presented as follows:

	Revenue			Long-Lived Assets
	Years Ended December 31,			At December 31,
	2017	2016	2015	2017	2016
United States	$769,928	$559,266	$808,549	$198,178	$184,268
Middle East	48,899	54,767	69,951	5,189	8,417
Canada	79,186	54,714	64,961	7,587	8,214
Europe	28,112	19,935	34,970	—	—
Australia	23,667	18,177	47,811	681	619
Latin & South America	34,368	23,588	23,208	197	229
Other	25,431	20,890	27,230	—	—

Combined total	$1,009,591	$751,337	$1,076,680	$211,832	$201,747

Revenue is attributed to regions based on the location of the Company’s direct customer, which in some instances is an intermediary and not necessarily the end user. Long-lived assets are comprised of net property, plant and equipment. These assets have been classified based on the geographic location of where they reside. The Company’s businesses are based primarily in the United States of America, the Middle East and Canada.

For the years ended December 31, 2017, 2016, and 2015 there were no customers that accounted for more than 10% of total revenues.